Not FDIC Insured May Lose Value No Bank Guarantee
39051-Q3PH

Schedule of Investments
(unaudited)
Putnam Sustainable Leaders Fund 2
Notes to Schedule of Investments 6

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited), March 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Automobiles 1.3%
a
Tesla, Inc. ......................................... United States 298,900 $ 77,462,924
Banks 4.9%
Bank of America Corp. ............................... United States 3,226,726 134,651,276
JPMorgan Chase & Co. ............................... United States 631,900 155,005,070
289,656,346
Biotechnology 0.7%
Regeneron Pharmaceuticals, Inc. ....................... United States 61,900 39,258,837
Broadline Retail 5.8%
a
Amazon.com, Inc. ................................... United States 1,793,740 341,276,972
Capital Markets 3.1%
KKR & Co., Inc. ..................................... United States 431,900 49,931,959
London Stock Exchange Group plc ...................... United Kingdom 460,918 68,458,891
MSCI, Inc., A ....................................... United States 36,300 20,527,650
TPG, Inc., A ....................................... United States 1,161,031 55,067,700
193,986,200
Chemicals 4.0%
Eastman Chemical Co. ............................... United States 799,700 70,461,567
Linde plc .......................................... United States 223,500 104,070,540
Novonesis A/S, B ................................... Denmark 1,044,661 60,826,975
235,359,082
Commercial Services & Supplies 0.8%
Republic Services, Inc., A ............................. United States 206,100 49,909,176
Construction Materials 1.1%
CRH plc .......................................... United States 724,000 63,690,280
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 491,900 88,197,670
Consumer Staples Distribution & Retail 3.4%
Kroger Co. (The) .................................... United States 1,140,900 77,227,521
Walmart, Inc. ...................................... United States 1,412,500 124,003,375
201,230,896
Containers & Packaging 1.1%
Ball Corp. ......................................... United States 1,297,400 67,555,618
Electric Utilities 2.7%
Constellation Energy Corp. ............................ United States 345,600 69,683,328
NextEra Energy, Inc. ................................. United States 1,224,100 86,776,449
156,459,777
Entertainment 1.1%
Walt Disney Co. (The) ................................ United States 684,800 67,589,760
Financial Services 2.6%
Mastercard, Inc., A .................................. United States 276,000 151,281,120
Food Products 1.4%
Danone SA ........................................ France 1,069,394 81,792,893
Ground Transportation 0.5%
Canadian Pacific Kansas City Ltd. ....................... Canada 447,400 31,397,746

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 4.6%
a
Boston Scientific Corp. ............................... United States 1,182,000 $ 119,240,160
a
Intuitive Surgical, Inc. ................................ United States 172,300 85,335,021
Medtronic plc ...................................... United States 822,900 73,945,794
278,520,975
Hotels, Restaurants & Leisure 4.9%
a
Chipotle Mexican Grill, Inc., A .......................... United States 1,361,600 68,365,936
Hilton Worldwide Holdings, Inc. ......................... United States 434,136 98,787,647
Starbucks Corp. .................................... United States 654,400 64,190,096
a
Viking Holdings Ltd. ................................. United States 1,282,600 50,983,350
282,327,029
Industrial REITs 1.5%
Prologis, Inc. ....................................... United States 789,300 88,235,847
IT Services 1.2%
Accenture plc, A .................................... Ireland 222,200 69,335,288
Life Sciences Tools & Services 2.5%
a
Mettler-Toledo International, Inc. ........................ United States 48,800 57,628,408
Thermo Fisher Scientific, Inc. .......................... United States 174,800 86,980,480
144,608,888
Machinery 4.2%
Fortive Corp. ....................................... United States 1,084,200 79,341,756
Ingersoll Rand, Inc. .................................. United States 884,700 70,802,541
Otis Worldwide Corp. ................................ United States 960,100 99,082,320
249,226,617
Personal Care Products 1.8%
Unilever plc ........................................ United Kingdom 1,818,591 108,355,166
Pharmaceuticals 5.1%
AstraZeneca plc .................................... United Kingdom 436,139 64,044,762
Eli Lilly & Co. ...................................... United States 175,300 144,782,023
GSK plc .......................................... United States 2,663,267 50,895,581
Sanofi SA ......................................... United States 367,033 40,638,589
300,360,955
Real Estate Management & Development 0.7%
FirstService Corp. ................................... Canada 228,200 37,869,790
Semiconductors & Semiconductor Equipment 10.5%
Analog Devices, Inc. ................................. United States 219,907 44,348,645
Applied Materials, Inc. ................................ United States 306,900 44,537,328
ASML Holding NV, ADR .............................. Netherlands 47,400 31,408,662
Broadcom, Inc. ..................................... United States 852,700 142,767,561
Marvell Technology, Inc. .............................. United States 449,100 27,651,087
NVIDIA Corp. ...................................... United States 2,428,800 263,233,344
QUALCOMM, Inc. ................................... United States 488,900 75,099,929
629,046,556
Software 12.8%
a
Cadence Design Systems, Inc. ......................... United States 257,700 65,540,841
Microsoft Corp. ..................................... United States 1,162,600 436,428,414
Roper Technologies, Inc. .............................. United States 188,800 111,312,704
Salesforce, Inc. ..................................... United States 361,200 96,931,632

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
ServiceNow, Inc. .................................... United States 62,800 $ 49,997,592
760,211,183
Specialty Retail 1.9%
Home Depot, Inc. (The) ............................... United States 308,900 113,208,761
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc. ........................................ United States 2,371,528 526,787,515
Seagate Technology Holdings plc ....................... United States 680,400 57,799,980
584,587,495
Textiles, Apparel & Luxury Goods 0.4%
a
On Holding AG, A ................................... Switzerland 529,300 23,246,856
Total Common Stocks (Cost $3,619,757,152) ..................................
5,805,246,703
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b,c
U.S. Treasury Bills ,
4.06%, 4/22/25 ................................... United States 1,300,000 1,296,780
4.16%, 5/15/25 ................................... United States 13,600,000 13,529,702
14,826,482
Total U.S. Government and Agency Securities (Cost $14,827,024) ...............
14,826,482
Shares
Money Market Funds 1.8%
d,e
Putnam Short Term Investment Fund, Class P, 4.526% ....... United States 106,114,677 106,114,677
Total Money Market Funds (Cost $106,114,677) ...............................
106,114,677
Total Short Term Investments (Cost $120,941,701 ) .............................
120,941,159
a
Total Investments (Cost $3,740,698,853) 100.0% ..............................
$5,926,187,862
Other Assets, less Liabilities (0.0)%
†
.........................................
(4,431,190)
Net Assets 100.0% .........................................................
$5,921,756,672
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2025, the value of this security pledged amounted to
$3,769,061, representing 0.1% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 9 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... JPHQ Sell 48,198,100 33,541,946 4/16/25 $ 26,106 $ —
Canadian Dollar .... SSBT Sell 30,937,600 21,542,517 4/16/25 29,228 —
Canadian Dollar .... UBSW Buy 487,100 337,588 4/16/25 1,129 —
Canadian Dollar .... WPAC Sell 17,695,100 12,318,676 4/16/25 13,914 —
British Pound ...... BOFA Sell 39,007,500 50,016,197 6/18/25 — (368,077)
British Pound ...... BZWS Sell 12,241,400 15,822,048 6/18/25 39,960 (29,591)
British Pound ...... CITI Sell 16,934,400 21,927,003 6/18/25 53,583 —
British Pound ...... HSBK Sell 12,889,300 16,524,147 6/18/25 — (124,396)
British Pound ...... MSCO Sell 8,162,100 10,481,826 6/18/25 — (60,800)
British Pound ...... SSBT Sell 134,642,400 172,606,171 6/18/25 — (1,305,502)
British Pound ...... UBSW Sell 523,100 671,110 6/18/25 — (4,555)
Danish Krone ...... BOFA Sell 134,718,600 19,500,017 6/18/25 — (124,908)
Danish Krone ...... HSBK Sell 209,358,300 30,323,501 6/18/25 — (174,448)
Danish Krone ...... SSBT Sell 110,534,900 15,999,336 6/18/25 — (102,666)
Euro ............. BZWS Sell 1,845,300 1,987,102 6/18/25 — (16,961)
Euro ............. HSBK Sell 5,666,600 6,102,503 6/18/25 — (51,631)
Euro ............. JPHQ Sell 18,492,400 19,906,983 6/18/25 — (176,435)
Euro ............. MSCO Sell 49,108,600 53,402,642 6/18/25 251,548 (182,632)
Euro ............. SSBT Buy 21,456,700 23,430,380 6/18/25 — (127,623)
Euro ............. SSBT Sell 21,803,000 23,477,252 6/18/25 — (201,599)
Euro ............. UBSW Sell 27,046,500 29,114,475 6/18/25 — (259,007)
Euro ............. WPAC Sell 31,081,000 33,463,887 6/18/25 — (291,209)
Swiss Franc ....... SSBT Sell 14,139,000 16,101,921 6/18/25 — (27,854)
Total Forward Exchange Contracts ................................................... $415,468 $(3,629,894)
Net unrealized appreciation (depreciation) ............................................ $(3,214,426)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Sustainable Leaders Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those
instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P , 4.526% ...... $134,562,313 $1,103,031,143 $(1,131,478,779) $— $— $106,114,677 106,114,677 $4,416,357
Total Affiliated Securities ... $134,562,313 $1,103,031,143 $(1,131,478,779) $— $— $106,114,677 $4,416,357
2. Financial Instrument Valuation
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 77,462,924 $ — $ — $ 77,462,924
Banks ............................... 289,656,346 — — 289,656,346
Biotechnology ......................... 39,258,837 — — 39,258,837
Broadline Retail ....................... 341,276,972 — — 341,276,972
Capital Markets ........................ 125,527,309 68,458,891 — 193,986,200
Chemicals ........................... 174,532,107 60,826,975 — 235,359,082
Commercial Services & Supplies ........... 49,909,176 — — 49,909,176
Construction Materials .................. 63,690,280 — — 63,690,280
Consumer Finance ..................... 88,197,670 — — 88,197,670
Consumer Staples Distribution & Retail ...... 201,230,896 — — 201,230,896
Containers & Packaging ................. 67,555,618 — — 67,555,618
Electric Utilities ........................ 156,459,777 — — 156,459,777
Entertainment ......................... 67,589,760 — — 67,589,760
Financial Services ...................... 151,281,120 — — 151,281,120
Food Products ........................ — 81,792,893 — 81,792,893
Ground Transportation .................. 31,397,746 — — 31,397,746
Health Care Equipment & Supplies ......... 278,520,975 — — 278,520,975
Hotels, Restaurants & Leisure ............. 282,327,029 — — 282,327,029
Industrial REITs ....................... 88,235,847 — — 88,235,847
IT Services ........................... 69,335,288 — — 69,335,288
Life Sciences Tools & Services ............ 144,608,888 — — 144,608,888
Machinery ............................ 249,226,617 — — 249,226,617
Personal Care Products ................. — 108,355,166 — 108,355,166
Pharmaceuticals ....................... 144,782,023 155,578,932 — 300,360,955
Real Estate Management & Development .... 37,869,790 — — 37,869,790
Semiconductors & Semiconductor Equipment . 629,046,556 — — 629,046,556
Software ............................. 760,211,183 — — 760,211,183
Specialty Retail ........................ 113,208,761 — — 113,208,761
Technology Hardware, Storage & Peripherals . 584,587,495 — — 584,587,495
Textiles, Apparel & Luxury Goods .......... 23,246,856 — — 23,246,856
Short Term Investments ................... 106,114,677 14,826,482 — 120,941,159
Total Investments in Securities ........... $5,436,348,523 $489,839,339
a
$— $5,926,187,862
Other Financial Instruments:
Forward Exchange Contracts ............... $— $415,468 $— $415,468
Total Other Financial Instruments ......... $— $415,468 $— $415,468
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,629,894 $— $3,629,894
Total Other Financial Instruments ......... $— $3,629,894 $— $3,629,894
a
Includes foreign securities valued at $475,012,857, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.